Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	101 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	21.29%	12.45%	12.79%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	21.50%	14.59%	15.00%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	14.80%	9.92%	10.99%